Leases - Total Amounts of Future Minimum Lease Payments Under Non-cancellable Operating Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	¥ 1,076	¥ 120,015
Not later than one year [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	202	35,656
Later than one year and not later than two years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	202	28,742
Later than two years and not later than three years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	202	20,763
Later than three years and not later than four years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	202	14,424
Later than four years and not later than five years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	202	9,374
Later than five years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	¥ 66	¥ 11,056